Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
Schedule of Research and Development Expenses

	Year ended December 31,
	2024	2023	2022
		(in thousands)
Chemistry and formulation studies	$696	$573	$2,448
Salaries	982	676	1,692
Stock-based compensation	112	243	383
Research and preclinical studies	255	460	1,346
Clinical studies	291	616	6,532
Regulatory and other expenses	643	1,001	594
	$2,979	$3,569	$12,995